MFA 2026-NQM2 Trust ABS-15G

Exhibit 99.03 - Schedule 6

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value
63694			Annual Percent Rate (APR)	xxx	xxx
67050			Annual Percent Rate (APR)	xxx	xxx
60606			Escrow Flag	Partial	Yes
63694			Interest Rate	7.125	0.0712
67050			Interest Rate	7.375	0.0738